Financial risk management - Credit risk exposures per credit quality of derivative assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 10,279,257	₩ 4,711,421
Grade 1
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	9,578,458	4,264,499
Grade 2
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 700,799	₩ 446,922